Analysis of operating revenues and segmental analysis (Tables)	12 Months Ended
Mar. 31, 2021
Analysis of operating revenues and segmental analysis
Schedule of reportable segment information

	At March 31, 2021
			Other
	Ryanair DAC	Malta Air	Airlines	Elimination	Total
	€M	€M	€M	€M	€M
External revenue	1,620.0	—	15.8	—	1,635.8
Inter-segment revenue	586.4	464.2	196.9	(1,247.5)	—
Segment revenue	2,206.4	464.2	212.7	(1,247.5)	1,635.8

Reportable segment profit/(loss) after income tax (i)	(641.6)	(18.7)	(155.1)	—	(815.4)

Other segment information:
Depreciation	(506.6)	—	(64.4)	—	(571.0)
Finance expense	(65.6)	—	(4.2)	—	(69.8)
Finance income	10.9	—	5.1	—	16.0
Capital expenditure	(343.0)	—	(33.6)	—	(376.6)

Reportable segment assets	11,898.7	86.7	342.6	—	12,328.0
Reportable segment liabilities	6,830.8	108.3	742.3	—	7,681.4

	At March 31, 2020
			Other
	Ryanair DAC	Malta Air	Airlines	Elimination	Total
	€M	€M	€M	€M	€M
External revenue	8,122.6	—	372.2	—	8,494.8
Inter-segment revenue	2.4	210.8	187.2	(400.4)	—
Segment revenue	8,125.0	210.8	559.4	(400.4)	8,494.8

Reportable segment profit/(loss) after income tax (i)	1,097.7	(3.2)	(92.4)	—	1,002.1

Other segment information:
Depreciation	(693.7)	—	(55.0)	—	(748.7)
Finance expense	(475.2)	—	(4.9)	—	(480.1)
Finance income	21.4	—	—	—	21.4
Capital expenditure	(1,195.8)	—	—	—	(1,195.8)

Reportable segment assets	14,194.5	64.4	488.3	—	14,747.2
Reportable segment liabilities	8,995.2	67.9	769.6	—	9,832.7

	At March 31, 2019
			Other
	Ryanair DAC	Malta Air	Airlines	Elimination	Total
	€M	€M	€M	€M	€M
Segment revenue	7,525.8	—	171.6	—	7,697.4

Reportable segment profit/(loss) after income tax (i)	1,023.7	—	(138.7)	—	885.0

Other segment information:
Depreciation	(635.4)	—	(5.1)	—	(640.5)
Finance expense	(59.1)	—	—	—	(59.1)
Finance income	3.7	—	—	—	3.7
Capital expenditure	(1,546.7)	—	—	—	(1,546.7)

Reportable segment assets	13,037.6	—	213.1	—	13,250.7
Reportable segment liabilities	7,635.8	—	400.0	—	8,035.8

(i)

Adjusted loss after tax in the financial year ended March 31, 2021, excludes a charge of €200m (March 31,2020: €353m), attributable to a hedge ineffectiveness charge on jet fuel derivative instruments, foreign currency derivative instruments related to jet fuel, and aircraft delivery delays.

Schedule of geographical information for revenue by country of origin

	Year ended
	March 31,
	2021	2020	2019
	€M	€M	€M
United Kingdom	251.4	1,782.3	1,715.3
Italy	377.5	1,522.1	1,440.8
Spain	315.7	1,107.1	1,005.6
Germany	N/A	823.3	773.2
Ireland	81.0	594.5	529.8
Other European countries	610.2	2,665.5	2,232.7
Total revenue	1,635.8	8,494.8	7,697.4